Partners' Capital (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Schedule of Limited Partners' Capital Account by Class

The table below presents limited partner unit issuances by Legacy Crestwood, Inergy Midstream and Crestwood Midstream.

Issuer	Issuance Date	Units		Per Unit Gross Price	Per Unit Net Price(1)	Net Proceeds (in millions)
Legacy Crestwood	March 22, 2013	5,175,000	(2)	23.90	23.00	118.5
Inergy Midstream	September 13, 2013	11,773,191	(3)	22.50	21.69	255.2
Crestwood Midstream	October 23, 2013	16,100,000	(4)	N/A	21.19	340.3

(1)	Price is net of underwriting discounts.
(2)	Includes 675,000 units that were issued in April 2013.
(3)	Includes 773,191 units that were issued on October 7, 2013.
(4)	Includes 2,100,000 units that were issued on October 30, 2013.

The components of net income (loss) attributable to non-controlling partners for the years ended December 31, 2015, 2014 and 2013 are as follows (in millions):

	Year Ended December 31,
	2015	2014	2013
Crestwood Niobrara preferred interests	$23.1	$16.8	$4.9

CMLP net income attributable to non-controlling partners	23.1	16.8	4.9
Crestwood Midstream limited partner interests	(683.0)	(100.8)	(62.2)
Crestwood Midstream Class A preferred units	23.1	17.2	—

CEQP net income (loss) attributable to non-controlling partners	$(636.8)	$(66.8)	$(57.3)

Schedule of Distributions Made to Members or Limited Partners, by Distribution

The following table presents quarterly cash distributions paid to Crestwood Midstream’s limited partners (excluding distributions paid to its general partner on its common units held) during the three months ended March 31, 2015.

Record Date	Payment Date	Per Unit Rate	Cash Distributions (in millions)
February 6, 2015	February 13, 2015	$0.41	$74.3

A summary of CEQP’s limited partner quarterly cash distributions for the years ended December 31, 2015, 2014 and 2013 is presented below:

Record Date	Payment Date	Per Unit Rate	Cash Distributions (in millions)
2015
February 6, 2015	February 13, 2015	$1.375	$25.8
May 8, 2015	May 15, 2015	$1.375	25.7
August 7, 2015	August 14, 2015	$1.375	25.7
November 6, 2015	November 13, 2015	$1.375	$94.3

			$171.5

2014
February 7, 2014	February 14, 2014	$1.375	$25.6
May 8, 2014	May 15, 2014	$1.375	25.7
August 7, 2014	August 14, 2014	$1.375	25.6
November 7, 2014	November 14, 2014	$1.375	25.6

			$102.5

2013
August 7, 2013	August 14, 2013	$1.30	$22.3
November 7, 2013	November 14, 2013	$1.35	25.0

			$47.3

 The following table presents quarterly cash distributions paid to Crestwood Midstream’s limited partners (excluding distributions paid to its general partner on its common units held) during the years ended December 31, 2015, 2014 and 2013.

Record Date	Payment Date	Per Unit Rate	Cash Distributions (in millions)
2015
February 6, 2015	February 13, 2015	$0.41	$74.3
May 8, 2015	May 15, 2015	$0.41	74.3
August 7, 2015	August 14, 2015	$0.41	74.3

			$222.9

2014
February 7, 2014	February 14, 2014	$0.41	$74.1
May 8, 2014	May 15, 2014	$0.41	74.2
August 7, 2014	August 14, 2014	$0.41	74.1
November 7, 2014	November 14, 2014	$0.41	74.1

			$296.5

2013
January 31, 2013	February 12, 2013	$0.510	$21.0
April 30, 2013	May 10, 2013	$0.510	27.4
August 1, 2013	August 9, 2013	$0.510	27.4
August 7, 2013(1)	August 14, 2013	$0.400	34.3
November 7, 2013(1)	November 14, 2013	$0.405	69.5

			$179.6

(1)	Represents distributions associated with Inergy Midstream limited partner units.

Components of Net Income (Loss) Attributable to Non-Controlling Partners

The components of net income (loss) attributable to non-controlling partners for the three months ended March 31, 2016 and 2015, are as follows (in millions):

	Three Months Ended March 31,
	2016	2015
Crestwood Niobrara preferred interests	$5.9	$5.6

CMLP net income attributable to non-controlling partners	5.9	5.6
Crestwood Midstream limited partner interests	—	(5.0)
Crestwood Midstream Class A preferred units	—	9.2

CEQP net income attributable to non-controlling partners	$5.9	$9.8

Crestwood Equity Partners LP
Schedule of Distributions Made to Members or Limited Partners, by Distribution

A summary of CEQP’s limited partner quarterly cash distributions for the three months ended March 31, 2016 and 2015 is presented below:

Record Date	Payment Date	Per Unit Rate	Cash Distributions (in millions)
2016
February 5, 2016	February 12, 2016	$1.375	$95.6
2015
February 6, 2015	February 13, 2015	$1.375	$25.8